Fair Value of Financial Instruments (Details) (USD $)					1 Months Ended
	Mar. 28, 2012	Mar. 28, 2012 Warrant derivative liability	Jul. 31, 2011 Warrant derivative liability	Mar. 28, 2012 Series A Warrant	Feb. 29, 2012 Series C Warrant	Jul. 31, 2011 Recurring basis Balance at the end of the period	Jul. 31, 2011 Recurring basis Significant Other Unobservable Inputs (Level 3)
Fair Value Measurements
Stock expired unexercised (in shares)					4,000,000
Base floor price (in dollars per share)		$ 0.50	$ 0.50	$ 0.50
Series A and Series C Warrants	$ 657,604			$ 657,604		$ 4,850,385	$ 4,850,385